DoubleLine Emerging Markets Local Currency Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)
1
P RINCIPAL
A MOUNT S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
FOREIGN CORPORATE BONDS - 13.1%
BRAZIL - 0.0%
(a)
550,000 BRL Simpar Finance Sarl
(b)
.......................................... 10.75% 2/12/2028 86,327
CHINA - 0.1%
2,000,000 CNY European Bank for Reconstruction & Development ...................... 2.75% 4/27/2032 312,562
COLOMBIA - 0.0%
(a)
833,000,000 COP Empresas Publicas de Medellin ESP
(b)
............................... 8.38% 11/8/2027 226,464
INDIA - 6.2%
892,500,000 INR Asian Development Bank ........................................ 6.20% 10/6/2026 9,391,824
600,500,000 INR European Investment Bank
(b)
..................................... 6.95% 3/1/2029 6,225,414
880,000,000 INR Inter-American Development Bank ................................. 7.00% 1/25/2029 9,220,383
706,000,000 INR International Bank for Reconstruction & Development .................... 6.85% 4/24/2028 7,394,141
32,231,762
INDONESIA - 2.2%
150,000,000,000 IDR Asian Development Bank ........................................ 7.80% 3/15/2034 8,829,279
48,800,000,000 IDR European Bank for Reconstruction & Development ...................... 4.25% 2/7/2028 2,613,393
11,442,672
MEXICO - 3.6%
4,500,000 MXN America Movil SAB de CV ....................................... 10.30% 1/30/2034 269,104
319,000,000 MXN International Finance Corp. ...................................... 7.50% 1/18/2028 18,264,403
18,533,507
POLAND - 1.0%
20,900,000 PLN European Investment Bank ...................................... 3.00% 11/25/2029 5,343,356
Total Foreign Corporate Bonds
(Cost $72,318,260) 68,176,650
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 83.2%
BRAZIL - 12.3%
126,000,000 BRL Brazil Notas do Tesouro Nacional Serie F ............................ 10.00% 1/1/2027 23,976,014
123,000,000 BRL Brazil Notas do Tesouro Nacional Serie F ............................ 10.00% 1/1/2029 21,971,838
109,000,000 BRL Brazil Notas do Tesouro Nacional Serie F ............................ 10.00% 1/1/2031 18,344,645
64,292,497
CHILE - 2.6%
12,290,000,000 CLP Bonos de la Tesoreria de la Republica en pesos
(b)
....................... 5.80% 10/1/2029 13,721,799
COLOMBIA - 4.6%
27,000,000,000 COP Colombian TES .............................................. 5.75% 11/3/2027 7,269,136
18,500,000,000 COP Colombian TES .............................................. 12.50% 2/27/2030 5,446,186
46,400,000,000 COP Colombian TES .............................................. 7.00% 3/26/2031 11,172,727
23,888,049
CZECH REPUBLIC - 3.5%
260,400,000 CZK Czech Republic Government Bond ................................. 2.75% 7/23/2029 11,837,919
147,300,000 CZK Czech Republic Government Bond ................................. 3.00% 3/3/2033 6,420,570
18,258,489
HUNGARY - 6.6%
4,877,700,000 HUF Hungary Government Bond ...................................... 4.75% 11/24/2032 15,434,225
5,049,500,000 HUF Hungary Government Bond ...................................... 7.00% 10/24/2035 18,493,402
33,927,627
INDIA - 0.0%
(a)
12,000,000 INR Export-Import Bank of Korea ..................................... 8.10% 10/16/2030 128,995
INDONESIA - 4.5%
136,345,000,000 IDR Indonesia Treasury Bond ........................................ 8.25% 5/15/2029 7,846,453
105,250,000,000 IDR Indonesia Treasury Bond ........................................ 8.38% 3/15/2034 6,302,249
80,982,000,000 IDR Indonesia Treasury Bond ........................................ 7.50% 6/15/2035 4,627,851
85,950,000,000 IDR Indonesia Treasury Bond ........................................ 6.75% 7/15/2035 4,677,112
23,453,665

DoubleLine Emerging Markets Local Currency Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)
2
PRINCIPAL
AMOUNT SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
MALAYSIA - 4.5%
53,500,000 MYR Malaysia Government Bond ...................................... 3.58% 7/15/2032 13,171,087
41,700,000 MYR Malaysia Government Bond ...................................... 3.83% 7/5/2034 10,388,229
23,559,316
MEXICO - 11.2%
393,180,000 MXN Mexican Bonos ............................................... 7.75% 5/29/2031 21,858,118
330,000,000 MXN Mexican Bonos ............................................... 7.50% 5/26/2033 17,645,116
346,600,000 MXN Mexican Bonos ............................................... 8.00% 2/21/2036 18,506,409
58,009,643
PERU - 3.2%
23,270,000 PEN Peru Government Bond ......................................... 5.40% 8/12/2034 6,648,421
31,000,000 PEN Peru Government Bond
(b)
........................................ 7.60% 8/12/2039 9,724,261
350,000 PEN Peruvian Government International Bond ............................. 6.90% 8/12/2037 104,781
16,477,463
PHILIPPINES - 0.0%
(a)
4,500,000 PHP Philippine Government Bond ..................................... 6.88% 1/10/2029 74,156
POLAND - 4.4%
11,800,000 PLN Republic of Poland Government Bond ............................... 4.50% 7/25/2030 3,141,892
36,675,000 PLN Republic of Poland Government Bond ............................... 1.75% 4/25/2032 8,282,862
43,800,000 PLN Republic of Poland Government Bond ............................... 5.00% 10/25/2034 11,578,771
23,003,525
ROMANIA - 2.9%
41,860,000 RON Romania Government Bond ...................................... 6.30% 4/26/2028 9,140,350
25,000,000 RON Romania Government Bond ...................................... 8.00% 4/29/2030 5,726,784
14,867,134
SINGAPORE - 4.6%
14,800,000 SGD Singapore Government Bond ..................................... 2.75% 3/1/2035 12,131,704
15,200,000 SGD Singapore Government Bond ..................................... 2.38% 7/1/2039 12,118,878
24,250,582
SOUTH AFRICA - 13.8%
351,160,000 ZAR Republic of South Africa Government Bond ........................... 8.88% 2/28/2035 22,229,327
400,020,000 ZAR Republic of South Africa Government Bond ........................... 8.50% 1/31/2037 24,311,811
351,100,000 ZAR Republic of South Africa Government Bond ........................... 10.88% 3/31/2038 24,829,694
71,370,832
THAILAND - 4.5%
69,200,000 THB Thailand Government Bond ...................................... 2.40% 11/17/2027 2,122,072
318,350,000 THB Thailand Government Bond ...................................... 3.35% 6/17/2033 10,543,481
382,600,000 THB Thailand Government Bond ...................................... 1.59% 12/17/2035 11,077,588
23,743,141
Total Foreign Government Bonds, Foreign Agencies and Foreign Government
Sponsored Corporations
(Cost $423,506,185) 433,026,913
SHARES a
SHORT TERM INVESTMENTS - 2.6%
4,680,409
USD BNY Dreyfus Government Cash Management - Institutional
(c)
............... 3.54% 4,680,409
4,542,750
USD MSILF Government Portfolio - Institutional
(c)
........................... 3.56% 4,542,750
4,542,750
USD Northern Institutional Funds -Treasury Portfolio - SHR
(c)
................... 3.56% 4,542,750
Total Short Term Investments
(Cost $13,765,909) 13,765,909
Total Investments - 98.9%
(Cost $509,590,354) 514,969,472
Other Assets in Excess of Liabilities - 1.1% 5,502,917
NET ASSETS - 100.0%
$520,472,389

DoubleLine Emerging Markets Local Currency Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)
3
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 29,984,265 or 5.76% of the Fund’s net assets.
(c) Seven-day yield as of period end.
MSILF Morgan Stanley Institutional Liquidity Funds
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese Yuan Renminbi
COP Colombian Peso
CZK Czech Republic Koruna
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar
ZAR South African Rand